ACCOUNTS RECEIVABLE (DETAILS) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable
Accounts receivable	193,620,000	112,626,000
Less: Allowance for doubtful accounts	(17,333,000)	(15,536,000)	(10,367,000)
Accounts receivable, net	176,287,000	97,090,000
Movements of allowance for doubtful accounts receivable
Balance at beginning of the year	(15,536,000)	(10,367,000)	(8,252,000)
Charged to costs and expenses	(12,129,000)	(14,343,000)	(9,041,000)
Write-off of receivable balances and corresponding provisions	10,332,000	9,174,000	6,926,000
Balance at end of the year	(17,333,000)	(15,536,000)	(10,367,000)